UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Name and address of agent for service)

855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2017	$49,405,580	6.5%

2018	41,935,194	5.5%

2019	3,657,436	0.5%

Not Applicable	714,376,760	93.8%

Cash(1)	(47,911,098)	-6.3%
	$761,463,872

(1) Liabilities in excess of cash, cash equivalents and other assets.

2	Stone Ridge Funds	Semi-Annual Report	April 2014

Schedule of Investments	April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

EVENT LINKED BONDS - 12.5%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 12.5%

Global - 2.6%
Kilimanjaro Re 2014-1 Class B 4.520%, 04/30/2018 (a)(b)(c)	$14,504,000	$14,538,084
Loma Re 2013-1 A 9.770%, 01/08/2018 (a)(b)(c)	335,000	345,268
Loma Re 2013-1 B 12.020%, 01/08/2018 (a)(b)(c)	1,005,000	1,032,788
Loma Re 2013-1 C 17.020%, 01/08/2018 (a)(b)(c)	1,739,000	1,781,692
Venterra Re 2013-1 A 3.770%, 01/09/2017 (a)(b)(c)	2,154,000	2,224,544

		19,922,376

United States - 9.9%
Citrus Re 2014-1 4.270%, 04/18/2017 (a)(b)(c)	7,410,000	7,428,525
Citrus Re 2014-2 3.770%, 04/24/2017 (a)(b)(c)	1,483,000	1,485,150
East Lane Re VI 2.770%, 03/14/2018 (a)(b)(c)	14,443,000	14,479,830
Everglades Re 2014 7.520%, 04/28/2017 (a)(b)(c)	17,758,000	17,775,758
Gator Re 2014 6.520%, 01/09/2017 (a)(b)(c)	13,724,000	13,802,227
Kilimanjaro Re 2014-1 Class A 4.770%, 04/30/2018 (a)(b)(c)	9,740,000	9,757,532
Riverfront Re 2014 4.020%, 01/06/2017 (a)(b)(c)	4,522,000	4,498,034
Skyline Re 2014-1 A 14.020%, 01/23/2017 (a)(b)(c)	2,166,000	2,191,342
Vitality Re V B 2.520%, 01/07/2019 (a)(b)(c)	3,618,000	3,657,436

		75,075,834

TOTAL EVENT LINKED BONDS (Cost $94,601,000)		94,998,210

PARTICIPATION NOTES (QUOTA SHARES) - 2.2%

FINANCIAL SERVICES - 2.2%

Global - 2.2%
Eden Re 2014-1 04/21/2017 (a)(d)(e) (Cost: $6,250,000; Acquisition Date: 12/31/2013)	6,250,000	6,493,125
Silverton Re 2014-1 09/16/2016 (a)(d)(e) (Cost: $10,175,000; Acquisition Date: 12/18/2013)	10,000,000	10,566,000

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $16,425,000)		17,059,125

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 80.4%
FINANCIAL SERVICES - 80.4%

Canada - 2.6%
Awosting (Kane Segregated Account Company) (a)(d)(e) (Cost: $20,236,028; Acquisition Date: 12/27/2013)	100	$19,566,082

Global - 73.6%
Acadia (Kane Segregated Account Company) (a)(d)(e) (Cost: $51,881,538; Acquisition Date: 12/27/2013)	100	52,287,475
Altair Re II (a)(d)(e) (Cost: $25,000,000; Acquisition Date: 12/27/2013)	25,000,000	25,500,000
Axis Ventures Re Cell 0001 Class A (a)(d)(e) (Cost: $50,000,000; Acquisition Date: 12/30/2013)	500,000	51,825,000
Biscayne (Kane Segregated Account Company) (a)(d)(e) (Cost: $29,293,070; Acquisition Date: 04/30/2014)	29,293	29,293,070
Carlsbad (Kane Segregated Account Company) (a)(d)(e) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Kane Segregated Account Company) (a)(d)(e) (Cost: $20,050,576; Acquisition Date: 04/28/2014)	20,051	20,050,576
Carpathian (Kane Segregated Account Company) (a)(d)(e) (Cost: $15,646,064; Acquisition Date: 02/06/2014)	15,646	15,892,177
Decker (Kane Segregated Account Company) (a)(d)(e) (Cost: $18,870,785; Acquisition Date: 12/26/2013)	100	20,182,282
Hudson Alexander (Mt. Logan Re) (a)(d)(e) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,818,000
Hudson Charles (Mt. Logan Re) (a)(d)(e) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,197,900
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,541,266
Hudson Paul (Mt. Logan Re) (a)(d)(e) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,822,500

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 2014	3

Schedule of Investments	April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Global - 73.6% (continued)
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	$8,623,890
Innsbruck (Kane Segregated Account Company) (a)(d)(e) (Cost: $23,690,670; Acquisition Date: 02/18/2014)	23,691	23,811,492
Leggett 1 (Kane Segregated Account Company) (a)(d)(e) (Cost: $25,671,804; Acquisition Date: 12/27/2013)	100	26,135,097
Leggett 2 (Kane Segregated Account Company) (a)(d)(e) (Cost: $25,225,438; Acquisition Date: 12/27/2013)	100	25,569,257
Mohonk (Kane Segregated Account Company) (a)(d)(e) (Cost: $75,061,438; Acquisition Date: 12/24/2013)	100	79,910,330
Mulholland (Kane Segregated Account Company) (a)(d)(e) (Cost: $15,028,722; Acquisition Date: 12/26/2013)	100	16,115,754
Skytop (Kane Segregated Account Company) (a)(d)(e) (Cost: $13,791,625; Acquisition Date: 01/09/2014)	100	14,619,049
Victoria (Kane Segregated Account Company) (a)(d)(e) (Cost: $4,800,502; Acquisition Date: 01/30/2014)	4,801	4,928,579
Yellowstone (Kane Segregated Account Company) (a)(d)(e) (Cost: $33,061,438; Acquisition Date: 01/08/2014)	100	33,670,368

		560,794,162

United States - 4.2%
Latigo (Kane Segregated Account Company) (a)(d)(e) (Cost: $25,059,282; Acquisition Date: 01/06/2014)	100	25,499,022
Marbletown (Kane Segregated Account Company) (a)(d)(e) (Cost: $6,267,238; Acquisition Date: 04/29/2014)	6,267	6,267,238

		31,766,260

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $595,567,318)		612,126,504

	SHARES	FAIR VALUE

PRIVATE FUND UNITS - 1.7%
FINANCIAL SERVICES - 1.7%

Global - 1.7%
Aeolus Property Catastrophe Keystone Fund (a)(d)(e) (Cost: $12,500,000; Acquisition Date: 01/01/2014)	12,500	$12,844,250

TOTAL PRIVATE FUND UNITS (Cost $12,500,000)		12,844,250

SHORT-TERM INVESTMENTS - 9.5%

Money Market Funds - 9.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.05% (f)	14,469,376	14,469,376
First American Government Obligations Fund - Class Z - 0.01% (f)	14,469,376	14,469,376
First American Prime Obligations Fund - Class Z - 0.02% (f)	14,469,376	14,469,376
Short-Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)	14,469,377	14,469,377
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	14,469,376	14,469,376

TOTAL SHORT-TERM INVESTMENTS (Cost $72,346,881)		72,346,881

TOTAL INVESTMENTS - 106.3% (Cost $791,440,199)		809,374,970

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%		(47,911,098)

TOTAL NET ASSETS - 100.0%		$761,463,872

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $737,028,089. Foreign concentration is as follows: Bermuda: 94.4%, Cayman Islands: 2.4%.
(b)	Variable rate security. The rate shown is as of April 30, 2014.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $94,998,210 which represented 12.5% of net assets.
(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at April 30, 2014 was $642,029,879 which represents 84.3% of net assets.
(f)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

4	Stone Ridge Funds	Semi-Annual Report	April 2014

Statement of Assets and Liabilities	April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
ASSETS:
Investments, at fair value(1)	$809,374,970
Interest receivable	312,704
Deferred offering costs (See Note 6)	85,936
Other assets	333,896
Total assets	810,107,506
LIABILITIES:
Payable for investment securities purchased	47,051,070
Payable to Investment Adviser	1,247,878
Accrued service fees	105,654
Payable for Chief Compliance Officer compensation	6,536
Payable to Trustees	8,803
Other accrued expenses	223,693
Total liabilities	48,643,634
Total net assets	$761,463,872

NET ASSETS CONSIST OF:
Capital stock	$749,129,121
Accumulated net investment loss	(5,588,440)
Accumulated undistributed net realized loss on investments	(11,580)
Unrealized appreciation on:
Investments and foreign currency translation	17,934,771
Total net assets	$761,463,872

Shares outstanding	74,795,899
Net asset value and offering price per share	$10.18

(1) Cost of Investments	$791,440,199

The accompanying footnotes are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 2014	5

Statement of Operations	For the period ended April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND(1)
INVESTMENT INCOME:
Interest income	$565,383
Total investment income	565,383

EXPENSES
Advisory fees (See Note 4)	5,013,902
Fund accounting and administration fees	385,169
Service fees (See Note 5)	250,695
Legal fees	249,726
Offering costs	69,864
Audit and tax related fees	39,458
Transfer agency fees and expenses	33,132
Trustees fees and expenses	17,382
Custody fees	13,629
Chief Compliance Officer fees	13,464
Federal and state registration fees	2,580
Other expenses	64,822
Total net expenses	6,153,823
Net investment loss	(5,588,440)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized loss on:
Foreign currency translation	(11,580)
Net change in unrealized appreciation (depreciation) on:
Investments	18,661,418
Foreign currency translation	(726,647)
Net realized and unrealized gain	17,923,191
Net increase in net assets resulting from operations	$12,334,751

(1)	Commenced operations on December 10, 2013.

The accompanying footnotes are an integral part of these Financial Statements.

6	Stone Ridge Funds	Semi-Annual Report	April 2014

Statement of Changes in Net Assets	For the period ended April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND(1)
OPERATIONS:
Net investment loss	$(5,588,440)
Net realized loss on:
Foreign currency translation	(11,580)
Net change in unrealized appreciation (depreciation) on:
Investments	18,661,418
Foreign currency translation	(726,647)
Net increase in assets resulting from operations	12,334,751

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	749,029,121
Net increase in net assets from capital share transactions	749,029,121
Total increase in net assets	761,363,872

NET ASSETS:
Beginning of period	100,000
End of period	$761,463,872

Accumulated net investment loss	$(5,588,440)

(1)	Commenced operations on December 10, 2013.

The accompanying footnotes are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 2014	7

Statement of Cash Flows	For the Period Ended April 30, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND(1)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$12,334,751
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments:	(17,934,771)
Changes in assets and liabilities:
Interest receivable	(312,704)
Other assets	(333,896)
Deferred offering expenses	(85,936)
Payable to Investment Adviser	1,247,878
Payable for investment securities purchased	47,051,070
Payable to Trustees	8,803
Payable to Chief Compliance Officer	6,536
Accrued service fees	105,654
Other accrued expenses	223,693
Purchases of investments	(724,722,935)
Return of capital	5,629,617
Net purchases and sales of short-term investments	(72,346,881)
Net cash used by operating activities	(749,129,121)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	749,029,121
Net cash provided by financing activities	749,029,121
Net decrease in cash	(100,000)
Cash, beginning of period	100,000
Cash, end of period	$—

(1)	Commenced operations on December 10, 2013.

The accompanying footnotes are an integral part of these Financial Statements.

8	Stone Ridge Funds	Semi-Annual Report	April 2014

Financial Highlights	April 30, 2014

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	Period Ended April 30, 2014(1) (Unaudited)
Per Share Data:
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Loss(2)	(0.09)
Net Realized and Unrealized Gains on Investments	0.27

Total from Investment Operations	0.18

Distributions to Shareholders
Net Investment Income	—
Net Realized Gains	—

Total Distributions	—

Net Asset Value, End of Period	$10.18

Total Return	1.80%	(3)
Supplement Data and Ratios:
Net Assets, End of Period (000's)	$761,464
Ratio of Expenses to Average Net Assets	2.45%	(4)
Ratio of Net Investment Loss to Average Net Assets	(2.23)%	(4)
Portfolio Turnover Rate	0.00%	(3)

(1)	The Fund commenced operations on December 10, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying footnotes are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 2014	9

Notes to Financial Statements (Unaudited)	April 30, 2014

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares. As of April 30, 2014, the Trust consisted of one series (the “Fund”): the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Reinsurance Risk Premium Interval Fund”). The Fund commenced operations on December 10, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and no redemption fee. There are an unlimited number of authorized shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, will conduct quarterly repurchase offers typically for 7.5% of the Fund’s outstanding shares at net asset value subject to approval of the Board of Trustees and in all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the Shares. The Shares are, therefore, not readily marketable.

The investment objective of Fund is to achieve long-term capital appreciation. The Fund seeks to achieve this objective by investing in event-linked bonds, Quota Shares and, to a lesser extent, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the pricing agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds), or similar restricted securities including Participation Notes and Preference Shares (Quota Shares) and private fund units are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Advisor will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Advisor monitors event-linked bonds daily for significant events that could affect the value of these investments.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including, but not limited to: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

10	Stone Ridge Funds	Semi-Annual Report	April 2014

Notes to Financial Statements (Unaudited)	April 30, 2014

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Fund’s investments as of April 30, 2014.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge Reinsurance Risk Premium Interval Fund
Assets
Event-Linked Bonds
Global	$—	$19,922,376	$—	$19,922,376
United States	—	72,884,492	2,191,342	75,075,834
Total Event-Linked Bonds	—	92,806,868	2,191,342	94,998,210
Participation Notes (Quota Shares)(1)	—	—	17,059,125	17,059,125
Preference Shares (Quota Shares)(1)	—	—	612,126,504	612,126,504
Private Fund Units(1)	—	—	12,844,250	12,844,250
Money Market Funds	72,346,881	—	—	72,346,881

Total Assets	$72,346,881	$92,806,868	$644,221,221	$809,374,970

(1)	For further security characteristics, see the Fund's Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	PRIVATE FUND UNITS
Beginning Balance(1)	$—	$—	$—	$—
Purchases	2,166,000	16,425,000	595,567,318	12,500,000
Sales	—	—	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Change in unrealized appreciation (depreciation)	25,342	634,125	16,559,186	344,250
Transfers in/(out) of Level 3	—	—	—	—
Ending Balance—April 30, 2014	$2,191,342	$17,059,125	$612,126,504	$12,844,250

(1)	Commencement of operations was December 10, 2013.

Stone Ridge Funds	Semi-Annual Report	April 2014	11

Notes to Financial Statements (Unaudited)	April 30, 2014

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2014.

Reinsurance Risk Premium Interval Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/14	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Event-Linked Bonds	Financial Services	$2,191,342	Indicative bids	Non-public broker quotations	98.70 - 103.59

Participation Notes (Quota Shares)	Financial Services	$10,566,000	Indicative bids	Non-public broker quotation	105.66

		$6,493,125	Insurance industry loss model	Losses and anticipated losses versus premiums earned	103.89

Preference Shares (Quota Shares)	Financial Services	$45,066,082	Indicative bids	Non-public broker quotations	1.02 - 214,454.04

		$567,060,422	Insurance industry loss model	Losses and anticipated losses versus premiums earned	1.00 - 799,103.30

Private Fund Units	Financial Services	$12,844,250	Insurance industry loss model	Losses and anticipated losses versus premiums earned	1,027.54

Unobservable inputs including original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota shares are monitored daily for significant events that could affect the value of the instruments.

The Fund did not hold any derivative instruments during the period ended April 30, 2014.

(b) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(d) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be

12	Stone Ridge Funds	Semi-Annual Report	April 2014

Notes to Financial Statements (Unaudited)	April 30, 2014

deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

(f) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(g) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principals.

(h) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Fund’s statement of operations.

The Fund may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments consist partially of event-linked bonds which provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

(i) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Stone Ridge Funds	Semi-Annual Report	April 2014	13

Notes to Financial Statements (Unaudited)	April 30, 2014

(j) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

A discussion of federal tax matters will be included in the Fund’s annual report to shareholders dated October 31, 2014.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

In return for providing management services to the Fund, the Fund pays the Adviser an annual fee of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a Services Agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”) a fee of 0.10% of the average daily net assets of the Fund for the services provided and expenses incurred under the Services Agreement. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. All organization costs of $57,241 were paid by the Adviser. Offering costs include federal and state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to recovery. The total amount of the offering costs incurred by the Fund is $322,759.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

The aggregate purchases and sales of securities (excluding short-term securities) by the Fund for the period ended April 30, 2014 were as follows:

Non U.S. Government
Purchases	$724,722,935
Sales	$0

14	Stone Ridge Funds	Semi-Annual Report	April 2014

Notes to Financial Statements (Unaudited)	April 30, 2014

9. Capital Share Transactions

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
PERIOD ENDED APRIL 30, 2014(1)
Shares sold	74,785,899
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	—
Net increase in shares	74,785,899
Shares outstanding:
Beginning of period	10,000
End of period	74,795,899

(1)	The Fund commenced operations on December 10, 2013.

10. Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

11. Additional Information

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, a portion of its outstanding shares at Net Asset Value.

Stone Ridge Funds	Semi-Annual Report	April 2014	15

Expense Example (Unaudited)

As a shareholder of the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) you incur ongoing costs, including investment advisory fees, shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at December 10, 2013, the Fund’s commencement of operations, and held through the entire period ended April 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Interval Fund

	BEGINNING ACCOUNT VALUE DECEMBER 10, 2013**	ENDING ACCOUNT VALUE APRIL 30, 2014	EXPENSES PAID DURING PERIOD* DECEMBER 10, 2013 TO APRIL 30, 2014
Actual	$1,000.00	$1,018.00	$9.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.92	$9.58

*	Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 142/365 to reflect the partial year period.
**	Commencement of operations.

16	Stone Ridge Funds	Semi-Annual Report	April 2014

Additional Information (Unaudited)

1. Investment Advisory Agreement Disclosure

The Investment Company Act of 1940, as amended, requires that the Board of Trustees (the “Board”) of the Stone Ridge Trust II (the “Trust”), including a majority of the members of the Board who are not affiliated with the Trust’s investment adviser (“Independent Trustees”), voting separately, approve the Investment Advisory Agreements for the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”), each between the Trust, on behalf of the Fund, and Stone Ridge Asset Management LLC (the “Adviser”), as investment adviser.

At an in-person meeting held on September 19, 2013, the Board, including a majority of Independent Trustees, considered and approved the Investment Advisory Agreement. In their consideration of the Investment Advisory Agreement, the Independent Trustees had the opportunity to meet in executive session with legal counsel for the Trust and Fund without representatives of the Adviser present. In evaluating the Investment Advisory Agreement, the Board considered the information and materials furnished by the Adviser in advance of the meeting.

In connection with their consideration and approval of the Investment Advisory Agreement, the Board analyzed: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits to be realized by the Adviser from its relationship with the Fund; and (4) the proposed expense ratio of the Fund. Because the Fund had not yet commenced operations, the Board was not able to consider whether economies of scale exist in managing the Fund.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the qualifications the Adviser’s personnel and the Adviser’s ability to attract investors for the Fund, including the Adviser’s track record of raising assets in its other existing funds.

The Board concluded that the approval of the Investment Advisory Agreement was in the best interest of the Fund’s shareholders. The Board considered the presentation from the Adviser on the investment strategies for the Fund and the proposed cost of services to be provided by the Adviser and concluded they were appropriate. The Board concluded that the proposed fees schedules were appropriate. The Board compared the Fund’s proposed expense ratio to those of other comparable funds. After review, the Board concluded that the proposed expense ratio for the Fund was appropriate.

Based on the foregoing, and such other matters as were deemed relevant, but with no single factor being determinative to their decision, the Board, including the Independent Trustees, concluded that the proposed Investment Advisory Agreement and advisory fees were fair and reasonable in relation to the services and expenses and such other matters as the Board has considered to be relevant in the exercise of their reasonable business judgment. As a result, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement was in the best interest of the Fund, and they approved the Investment Advisory Agreement for an initial two-year period.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). As of the date of this report, the Fund has not yet been required to file its proxy voting record with the SEC.

Stone Ridge Funds	Semi-Annual Report	April 2014	17

Investment Adviser

Stone Ridge Asset Management, LLC

405 Lexington Avenue, 55th Floor

New York, NY 10174

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)	None	N/A	None	None

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #2 (identify beginning and ending dates)	None	N/A	None	None
Month #3 (identify beginning and ending dates)	None	N/A	None	None
Month #4 (identify beginning and ending dates)	None	N/A	None	None
Month #5 (identify beginning and ending dates)	None	N/A	None	None
Month #6 (identify beginning and ending dates)	None	N/A	None	None
Total

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date  7/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date  7/8/14

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date  7/8/14

*	Print the name and title of each signing officer under his or her signature.